2022 Equity Incentive Plan (Tables)	12 Months Ended
Dec. 31, 2023
2022 Equity Incentive Plan [Abstract]
Schedule of Fair Value of the Stock Options	The assumptions used in determining the fair value of the stock options were as follows:
December 31, 2023
Expected term in years	7 years
Risk-free interest rate	0.344%
Annual expected volatility	125.0%
Dividend yield	0.00%

Schedule of Stock Options	Activity related to the stock options for the year ended December 31, 2023 is as follows:
	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life in Years	Aggregate Intrinsic Value

Outstanding, December 31, 2022	-	$-
Activity during the year ended December 31, 2023:
Options granted	250,000	2.00
Options forfeited	(50,000)	2.00
Outstanding, June 30, 2023	200,000	2.00
Exercisable, end of period	-	$0.25	6.6	$0

Schedule of Stock Option Vesting	As at December 31, 2023 the stock option vesting schedule was as follows:
Name	Grant Date	Vesting Date	Maturity Date	Number of Options	# of Options Vested
Alberto Libanori	2-Feb-23	26-Jan-24	1-Feb-30	16,667	-
Alberto Libanori	2-Feb-23	26-Jan-25	1-Feb-30	16,667	-
Alberto Libanori	2-Feb-23	26-Jan-26	1-Feb-30	16,667	-
				50,000	-

Christopher Gardner	2-Feb-23	26-Jan-24	1-Feb-30	16,667	-
Christopher Gardner	2-Feb-23	26-Jan-25	1-Feb-30	16,667	-
Christopher Gardner	2-Feb-23	26-Jan-26	1-Feb-30	16,667	-
				50,000	-

Goran Pandev	2-Feb-23	26-Jan-24	1-Feb-30	16,667	-
Goran Pandev	2-Feb-23	26-Jan-25	1-Feb-30	16,667	-
Goran Pandev	2-Feb-23	26-Jan-26	1-Feb-30	16,667	-
				50,000	-

Pietro Bersani	2-Feb-23	26-Jan-24	1-Feb-30	16,667	-
Pietro Bersani	2-Feb-23	26-Jan-25	1-Feb-30	16,667	-
Pietro Bersani	2-Feb-23	26-Jan-26	1-Feb-30	16,667	-
				50,000	-